RELEVANT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Relevant Events Tables
Schedule of subsidiaries registered in the mercantile registry

The bylaw amendment to modify the name of the following subsidiaries was also registered in the mercantile registry:

Previous Legal Name	New Legal Name	New Commercial Name

Helm Fiduciaria S.A.	Itaú Asset Managment Colombia S.A. Sociedad Fiduciaria	Itaú Asset Managment Itaú Fiduciaria
CorpBanca Investment Trust Colombia S.A.	Itaú Securities Services Colombia S.A. Sociedad Fiduciaria	Itaú Securities Services
Helm Comisionista de Bolsa S.A.	Itaú Comisionista de Bolsa Colombia S.A.	Itaú Comisionista de Bolsa
Helm Casa de Valores Panamá	Itaú Casa de Valores S.A.	Itaú Casa de Valores
Helm Bank Panamá	Itaú (Panamá) S.A.	Itaú